Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company’s consolidated financial statements.

The balance sheet at December 31, 2019 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2019, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission (“SEC”) on March 23, 2020. The significant accounting policies applied in the Company’s audited 2019 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited interim consolidated financial statements, except for the adoption of ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326) (see Note 2.c). Results for the six months ended June 30, 2020 are not necessarily indicative of results that may be expected for the year ending December 31, 2020.

Use of estimates
b.	Use of estimates:

The preparation of the unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for credit losses and provision for rebates and returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

The duration, scope and effects of the ongoing COVID-19 pandemic, government and other third-party responses to it, and the related macroeconomic effects, including to the Company’s business and the business of the Company’s suppliers and customers are uncertain, rapidly changing and difficult to predict. As a result, the Company’s accounting estimates and assumptions may change over time in response to this evolving situation. Such changes could result in future impairments of intangibles, long-lived assets, inventories, incremental credit losses on receivables and marketable securities, or an increase in the Company’s insurance liabilities as of the time of a relevant measurement event.

Recently adopted accounting standard
c.	Recently adopted accounting standard:

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. This standard requires entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade receivable to long-term financial investments and report credit losses using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks.

For marketable securities with unrealized losses, the standard eliminates the concept of other-than-temporary impairments and requires allowances to be recorded instead of reducing the amortized cost of the investment.

ASU 2016-13 limits the amount of credit losses to be recognized for marketable securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases.

The Company adopted Topic 326 effective January 1, 2020. Based on the composition of the Company’s trade receivables and marketable securities, current economic conditions and historical credit loss activity, the adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

The interim consolidated financial statements for the six months ended June 30, 2020 are presented under the new standard, while comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy.